Stock-based Compensation [Text Block]	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation [Text Block]
33.	STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ Morgan Stanley Securities and MUFG Americas Holdings.

MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities

On May 16, 2016, MUFG introduced the Board Incentive Plan as a new incentive plan for officers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities. On November 14, 2016, MUFG expanded the Board Incentive Plan to officers who hold unexercised Stock Acquisition Rights granted under the Stock Option Plan. As a result of this transaction, the Stock Option Plan remains available to officers who are on overseas assignment as of the transition date and hold unexercised Stock Acquisition Rights. This transition which consists of the exchange of unexercised Stock Acquisition Rights for common share of MUFG under the Board Incentive Plan was treated as modification of the Stock Option Plan for accounting purpose and incremental compensation cost resulting from the modification was ¥2,028 million.

Stock Option Plan

MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities have the Stock Option Plan.

The Stock Acquisition Rights under the Stock Option Plan were normally issued and granted to officers once a year until the fiscal year ended March 31, 2013. They were normally issued and granted to officers except for outside directors and corporate auditors once a year from the fiscal year ended March 31, 2014.

The class of shares to be issued or transferred upon exercise of the Stock Acquisition Rights is common shares of MUFG. The number of shares to be issued or transferred upon exercise of each Stock Acquisition Right (“number of granted shares”) is 100 common shares of MUFG. In the event of a stock split or reverse stock split of common shares of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of the stock split or reverse stock split. If any events occur that require the adjustment to the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the Stock Acquisition Rights granted vest depending on the holders’ service periods as officers.

The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director, a corporate executive or an executive officer is no longer a director, a corporate executive and an executive officer, and (2) holder as a corporate auditor is no longer a corporate auditor, and (3) holder as a senior fellow is no longer a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities for the fiscal year ended March 31, 2019:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	606,400	¥1
Transitioned to the Board Incentive Plan(1)	(121,100)	1

Outstanding, end of fiscal year	485,300	¥1	22.86	¥266

Exercisable, end of fiscal year	—	¥—	—	¥—

Notes:

(1)	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.
(2)	There were no issuances under the Stock Option Plan during the fiscal years ended March 31, 2017, 2018 and 2019.

The MUFG Group recognized ¥252 million of compensation costs related to the Stock Acquisition Rights with ¥77 million of the corresponding tax benefit for the fiscal year ended March 31, 2017.

Cash received from the exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2017 and 2018 was ¥4 million and ¥0 million, respectively. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2017 and 2018 was ¥651 million and ¥2 million, respectively.

The Board Incentive Plan

On May 16, 2016, MUFG’s compensation committee approved the introduction of a Board Incentive Plan as a new incentive plan for officers and covers the fiscal years corresponding to the medium-term business plan of MUFG under which common shares of MUFG and cash equivalent to the liquidation value of the common shares of MUFG together with dividends attributable to the common shares of MUFG are delivered and/or provided as compensation. The Board Incentive Plan uses the trust structure called a Board Incentive Plan Trust (“the BIP Trust”) and was authorized to purchase up to ¥15,800 million common shares of MUFG in the open market. The BIP Trust initially consisted of the BIP Trust I and the BIP Trust II and started on May 17, 2016, with the expiration date of August 31, 2018. These trusts period may be extended through the modification of the trust agreement and additional contributions to the trust.

On November 14, 2016, MUFG’s compensation committee also approved the introduction of the BIP Trust III, using the same structure as above for officers to implement the transition from the Stock Option Plan under which Stock Acquisition Rights had previously been granted but have not been exercised by officers to the Board Incentive Plan. The BIP Trust III was authorized to purchase up to ¥8,100 million common shares of MUFG in the open market. In addition, on May 15, 2017, The BIP Trust III was also authorized to additional purchase and was revised amount of trust money up to ¥9,600 million common shares of MUFG. The BIP Trust III started on November 15, 2016 and will end on November 30, 2019. If any beneficiary under the BIP Trust III remains as active officers at the initial expiration date, the trust period will be extended for additional three years. The extension of the trust period will be made in the same manner up to 30 years.

On May 15, 2018, MUFG’s compensation committee approved to continue with the Board Incentive Plan with amending it in part. As a result, the BIP Trust I and the BIP Trust II will be continued to August 31, 2021 by extending the trust period as approved at the compensation committee’s meeting. MUFG also approved to revise the limited amount of trust money for the BIP Trust I and the BIP Trust II up to ¥16,700 million from ¥15,800 million.

MUFG funded and established the BIP Trust, and from time to time, make contributions to the BIP Trust whose beneficiaries are officers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities within the limit approved by MUFG’s compensation committee. MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities also reimburse MUFG for its contributions to the BIP Trust. The trustee of the BIP Trusts, Mitsubishi UFJ Trust and Banking, acquires common shares of MUFG in the open market in accordance with the instructions from the trust administrator, who is a third party that does not have any interest in MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities.

During the period of the BIP Trust, certain points are awarded to officers. The number of the points will be determined based on each rank of officers, promotions to a higher rank in the BIP Trust I and based on single year financial results and the degree to which the medium-term business plan has been achieved in the BIP Trust II. At December 1, 2016, certain points were awarded to officers who have exchanged their unexercised stock acquisition rights at the transition from the Stock Option Plan to the BIP Trust III. Points of the BIP Trust III are awarded to officers who are on overseas assignment as of the transition date when the officers become domestic residents and waive their unexercised Stock Acquisition Rights.

One point corresponds to one common share of MUFG, and if the number of common share of MUFG owned by the BIP Trusts has increased or decreased due to a stock split, gratis allotment of shares, reverse stock split, etc., the number of common share of MUFG to be delivered and/or provided for one point will be adjusted accordingly.

Officers will receive common shares of MUFG in the number corresponding to a certain percentage of these points and cash equivalent to the liquidation value of the common shares of MUFG corresponding to the remaining points after they are liquidated within the BIP Trusts. As to the BIP Trust I and the BIP Trust III, common shares of MUFG and cash will be delivered and/or provided upon resignation of the officers. As to the BIP Trust II, common shares of MUFG and cash will be delivered and/or provided immediately following the last day of the fiscal years corresponding to the medium-term business plan of MUFG. Dividends arising from common share of MUFG will also be distributed to officers based on the number of the points or the beneficial interest of officers.

The following is a roll-forward of common share of MUFG under the BIP Trust I and the BIP Trust II of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings and Mitsubishi UFJ Morgan Stanley Securities for the fiscal year ended March 31, 2019. For the BIP Trust III, all shares were vested and there is no nonvested shares for the fiscal years ended March 31, 2017, 2018 and 2019:

	2019
	The BIP Trust I		The BIP Trust II
	Number of Shares	Weighted— average grant—date fair value	Number of Shares	Weighted— average grant—date fair value
Nonvested, beginning of fiscal year	2,085,633	¥533.17	7,045,349	¥524.43
Granted	6,959,500	722.10	6,090,100	722.10
Vested	(2,654,379)	630.44	(1,825,882)	659.75
Forfeited	(850,072)	544.77	(6,566,937)	527.37

Nonvested, end of fiscal year	5,540,682	¥722.10	4,742,630	¥722.10

The weighted-average grant date fair value of the common shares of MUFG held by the BIP Trust I and the BIP Trust II, that were granted during the year ended March 31, 2017 and 2018, were ¥521.60 and ¥721.50, respectively. The total fair value of the common shares of MUFG held by the BIP Trust I and the BIP Trust II that vested during the year ended March 31, 2017 were ¥1,940 million and ¥1,163 million, respectively, during the year ended March 31, 2018 were ¥2,378 million and ¥1,668 million, respectively, and during the year ended March 31, 2019 were ¥1,452 million and ¥900 million, respectively.

The following is a summary of compensation costs, the corresponding tax benefit under the BIP Trust for the fiscal year ended March 31, 2017, 2018 and 2019 and unrecognized compensation costs as of March 31, 2017, 2018 and 2019:

	2017			2018			2019
	The BIP Trust I	The BIP Trust II	The BIP Trust III	The BIP Trust I	The BIP Trust II	The BIP Trust III	The BIP Trust I	The BIP Trust II	The BIP Trust III
	(in millions)
Compensation costs	¥1,238	¥1,039	¥2,112	¥2,514	¥1,452	¥218	¥1,601	¥723	¥520
Tax benefit	379	318	385	770	445	67	490	221	159
Unrecognized compensation costs	1,617	346	—	396	360	—	2,604	182	—

Unrecognized compensation costs are expected to be recognized over a weighted-average period of 2.3 years for the BIP Trust I and 0.3 years for the BIP Trust II.

MUFG Americas Holdings

MUFG Americas Holdings adopted the MUAH Plan on June 8, 2015. Under the MUAH Plan, MUFG Americas Holdings grants restricted stock units settled in ADRs representing shares of common stock of MUFG to key employees at the discretion of the Human Capital Committee of the Board of Directors (“the Committee”). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the MUAH Plan, MUFG ADRs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the MUAH Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions. MUFG Americas Holdings also issues a small number of off-cycle grants each year, primarily for reasons related to recruitment of new employees. The weighted-average service period for grants issued under the MUAH Plan with outstanding restricted stock units as of December 31, 2018 was 3.0 years.

Participants in the MUAH Plan are entitled to “dividend equivalent credits” on their unvested restricted stock units when MUFG pays dividends to its shareholders. The credit is equal to the dividends that the participants would have received on the shares had the shares been issued to the participants when the restricted stock units were granted. “Dividend equivalent credits” arising from grants under the MUAH Plan are paid to participants in shares on an annual basis.

The following table is a roll-forward of the restricted stock units under the MUAH Plan for the fiscal year ended December 31, 2018:

	Restricted Stock Units
	2018
	Number of Units	Weighted Average Grant Date Fair Value
Units outstanding, beginning of fiscal year	27,838,414	$5.86
Activity during fiscal year:
Granted	14,667,730	5.89
Vested	(13,198,540)	5.88
Forfeited	(864,534)	5.97

Units outstanding, end of fiscal year	28,443,070	5.86

The weighted-average grant date fair value of restricted stock units granted during the fiscal years ended December 31, 2016 and 2017 were $4.63 and $6.53, respectively. The total fair value of RSUs that vested during the fiscal years ended December 31, 2016, 2017, and 2018 were ¥5,333 million, ¥8,414 million, and ¥8,614 million, respectively.

The following table is a summary of MUFG Americas Holdings’ compensation costs, the corresponding tax benefit for the fiscal years ended December 31, 2016, 2017 and 2018, and unrecognized compensation costs as of December 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions)
Compensation costs	¥7,292	¥7,405	¥8,503
Tax benefit	2,830	2,917	2,209
Unrecognized compensation costs	11,183	12,543	12,210

At December 31, 2018, approximately ¥12,210 million (pretax) of compensation expense related to unvested grants had not yet been charged to net income. Unrecognized compensation costs as of December 31, 2018 are expected to be amortized into compensation expense over a weighted-average period of 1.4 years.